Annual Operating Expenses - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Financials Portfolio - VIP Financials Portfolio - Service Class 2	Apr. 30, 2025
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.03%	[1]
Total annual operating expenses	0.86%

[1]	AAdjusted to reflect current fees.